Income and other taxes - Schedule of Contingent Liability Related to Tax Audit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Opening balance	$ 2,971	$ 640
Additions	11,209	2,571
Reductions	(1,230)	(240)
Closing balance	$ 12,950	$ 2,971